Business Combinations - Summary of Net Cash Outflow on Acquisition of Subsidiary (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [Line Items]
Less: Cash and cash equivalents acquired		$ (261,238)
Net cash outflow on acquisition of subsidiaries		$ 2,354,938
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in Cash	$ 2,317,201
Less: Cash and cash equivalents acquired	(118,419)
Net cash outflow on acquisition of subsidiaries	2,198,782
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in Cash	725,059
Less: Cash and cash equivalents acquired	(404,573)
Net cash outflow on acquisition of subsidiaries	320,486
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Consideration paid in Cash	1,713,092
Less: Cash and cash equivalents acquired	(1,381,103)
Net cash outflow on acquisition of subsidiaries	$ 331,989